Note 18 - Asset Retirement Obligations	12 Months Ended
Dec. 31, 2014
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligation Disclosure [Text Block]

18. ASSET RETIREMENT OBLIGATIONS

As of December 31, 2014 and 2013, the Company has recorded asset retirement obligations for mine reclamation and closure costs totaling $1,050 and $979, respectively. The sites added during 2013 were through the acquisition of VAG and VPP (please see Note 5).

Changes in the asset retirement obligations were as follows:

Total asset retirement obligations at December 31, 2012	$-
Accretion for the period	37
Sites added during the period	942
Revisions in estimated cash flows	-
Expenditures for the period	-
Total asset retirement obligations at December 31, 2013	$979
Accretion for the period	71
Sites added during the period	-
Revisions in estimated cash flows	-
Expenditures for the period	-
Total asset retirement obligations at December 31, 2014	$1,050
Less current portion	-
Long-term portion	$1,050